Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income for the period	R$ 420,277	R$ 529,039	R$ (126,314)
Adjustments to reconcile net income to cash flows provided by (used in) operating activities
Depreciation and amortization (Note 14 and 15)	324,901	299,793	301,201
Write-off of fixed assets and intangibles (Note 14 and 15)	101,818	42,242	63,425
Unrealized (gains) losses from derivative financial instruments and long-term investments	(672,630)	(166,640)	41,119
Share-based payment expenses	22,225	28,141	9,879
Exchange (gain) and losses on assets and liabilities denominated in foreign currency	90,142	(62,236)	(528,514)
Interest (income) and expenses on assets and liabilities (Note 23)	182,274	222,127	360,718
Deferred income tax and social contribution	170,604	71,680	135,265
Allowance for doubtful accounts (Note 9)	5,168	1,586	(2,729)
Provision for tax, civil and labor risks (Note 27)	70,439	78,469	53,688
Provision for inventory (Note 10)	3,259	(6,218)	2,894
Provision for return of aircrafts and engines			(53,270)
Loss (profit) on sale of property and equipment (Note 14 and 15)	144,251	(75,410)	(119,586)
Changes in operating assets and liabilities
Trade and other receivables, net	(160,427)	(242,739)	(20,138)
Inventories	(53,011)	(37,073)	(17,550)
Security deposits and maintenance reserves	(65,030)	(168,940)	(68,927)
Prepaid expenses	(71,723)	(20,017)	34,958
Recoverable taxes	(170,950)	(68,403)	(1,897)
Other assets	(288,409)	(141,108)	183,212
Accounts payable	142,631	(93,524)	(17,804)
Accounts payable -Forfaiting	162,778
Salaries, wages and employee benefits	(2,328)	59,862	28,387
Insurance premiums payable	10,588	147	(7,769)
Taxes payable	12,581	(20,412)	(31,106)
Federal installment payment program	(8,722)	116,316	(6,505)
Air traffic liability	322,410	338,074	71,510
Provision taxes, civil and labor risks (Note 27)	(62,653)	(81,624)	(59,110)
Other liabilities	27,265	(5,689)	171,708
Interest paid	(214,671)	(301,943)	(342,773)
Net cash provided by operating activities	443,057	295,500	53,972
Short and long term investment
Acquisition of short-term investments	(2,843,002)	(3,673,743)	(679,029)
Disposal of short-term investments	3,387,015	3,044,183	377,272
Long-term investment
Acquisition of long-term investments from related party (Note 12)			(360,769)
Acquisition of long-term investments		1,122	(1,093)
Restricted investments, net	5,635	120,925	(70,583)
Proceeds from sale of property and equipment	363,157	177,316	531,963
Acquisition of intangibles (Note 15)	(100,204)	(56,148)	(56,308)
Acquisition of property and equipment (Note 14)	(754,637)	(589,497)	(385,802)
Net cash (used) provided in investing activities	57,964	(975,842)	(644,349)
Debentures
Proceeds	700,000	200,000	146,633
Repayment	(168,098)	(1,153,230)	(150,001)
Loans and financing
Proceeds	98,940	1,750,111	833,011
Repayment	(530,472)	(885,849)	(1,221,053)
Repayment of finance lease	(385,906)	(204,463)	(178,031)
Issued capital			1,451,607
Issuance of shares due exercise of stock options (Note 19)	47,634	1,231,275
Proceeds from sale and leaseback	11,889	39,461
Related parties (Note 12)	76,949	(73,241)	(9,180)
Net cash (used) provided by financing activities	(161,243)	856,664	526,656
Exchange gain and (losses) on cash and cash equivalents	67,039	36,833	(23,620)
Net increase (decrease) in cash and cash equivalents	406,817	213,155	(87,341)
Balance cash and cash equivalents at the beginning of the year	762,319	549,164	636,505
Balance cash and cash equivalents at the end of the year	1,169,136	762,319	549,164
Preference shares [member]
Loans and financing
Redemption of preferred shares /Treasury shares		(44,655)	R$ (346,330)
Treasury shares
Loans and financing
Redemption of preferred shares /Treasury shares	R$ (12,179)	R$ (2,745)